Structured Entities (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Interests in Unconsolidated Structured Entities and Maximum Exposure to Loss

The following tables represent the carrying amounts of the SMBC Group’s interests in unconsolidated structured entities recognized in its consolidated statements of financial position by line item and the maximum exposure to loss from its interests at March 31, 2019 and 2018.

	At March 31, 2019
	Securitizations	Investment funds	Structured finance	Others	Total
	(In millions)
Interests in unconsolidated structured entities recognized in:
Trading assets	¥16,581	¥39,614	¥—	¥—	¥56,195
Financial assets at fair value through profit or loss	8,637	871,368	144,297	—	1,024,302
Investment securities	15,108	27,002	—	473	42,583
Loans and advances	2,213,496	—	5,489,334	533,196	8,236,026

Total	¥2,253,822	¥937,984	¥5,633,631	¥533,669	¥9,359,106

Maximum exposure to loss from interests in unconsolidated structured entities	¥3,110,451	¥944,487	¥6,597,207	¥712,798	¥11,364,943

	At March 31, 2018
	Securitizations	Investment funds	Structured finance	Others	Total
	(In millions)
Interests in unconsolidated structured entities recognized in:
Trading assets	¥10,157	¥68,639	¥—	¥—	¥78,796
Investment securities	64,113	1,055,971	51,018	479	1,171,581
Loans and advances	1,921,725	—	5,202,253	400,549	7,524,527
Assets held for sale	32,755	—	81,494	—	114,249

Total	¥2,028,750	¥1,124,610	¥5,334,765	¥401,028	¥8,889,153

Maximum exposure to loss from interests in unconsolidated structured entities	¥2,925,137	¥1,126,551	¥6,296,368	¥538,660	¥10,886,716